5. Promissory Notes Payable, Convertible Notes Payable and Accured Interest Payable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Oct. 30, 2016	Aug. 01, 2016	May 13, 2016	Dec. 14, 2015	Sep. 15, 2014
Promissory notes payable	$ 767,978	$ 274,890
Interest Expense	518,644	482,759	$ 464,010
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				20,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				11,080,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.10	$ 0.25
Fair Value of Warrants Issued as Debt Discount	1,532,877
Debt Issuance Costs, Gross				$ 558,552
Accretion Expense	91,698	$ 795,081	712,841
Loan Agreement 1
Debt Instrument, Interest Rate, Stated Percentage								1.25%
Debt Instrument, Maturity Date					Nov. 30, 2016
Convertible Notes Payable								$ 200,000
Loan Agreement 2
Debt Instrument, Interest Rate, Stated Percentage							1.25%
Debt Instrument, Maturity Date					Jan. 31, 2017
Convertible Notes Payable							$ 200,000
Loan Agreement 3
Debt Instrument, Interest Rate, Stated Percentage						1.25%
Debt Instrument, Maturity Date					Apr. 30, 2017
Convertible Notes Payable						$ 100,000
Convertible Debt
Debt Instrument, Increase, Accrued Interest	1,292,606
Debt Instrument Increase Accrued Interest Past Due	1,162,766
Convertible Debt | Loan Agreement 1
Interest Expense	31,442
Convertible Debt | Loan Agreement 2
Interest Expense	22,678
Convertible Debt | Loan Agreement 3
Interest Expense	$ 6,440
Convertible Promissory Notes
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Description	In fiscal year 2014, the Company issued, in two separate tranches, 554 units of 8% redeemable promissory convertible notes (the “Notes”) together with Series C stock purchase warrants (the “Warrants”) to various accredited investors in an offering exempt from registration in the U.S pursuant to regulations D and S under the U.S. Federal Securities rules and regulations
Proceeds from Issuance of Debt				$ 5,540,000
Number of Shares Projected to be Issued to Convert Debt				22,160,000
Debt Instrument, Convertible, Beneficial Conversion Feature				$ 195,938
Warrants Due December 18, 2016, Issued in 2014
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.30
Investment Warrants Expiration Date	Dec. 18, 2016
Warrants Due March 7, 2017, Issued in 2014
Investment Warrants Expiration Date	Mar. 07, 2017
Bridge Loan
Promissory notes payable					$ 435,000
Debt Instrument, Interest Rate, Stated Percentage					2.00%
Debt Instrument, Frequency of Periodic Payment		month
Debt Instrument, Maturity Date					Jun. 30, 2014
Debt Instrument Additional Interest on Accrued Interest	2.00%
Debt Instrument Additional Interest on Current Interest Expense	0.09%
Debt Instrument Principal and Accrued Interest Outstanding	$ 703,000	$ 576,000
Promissory Note
Interest Expense	$ 143,000	$ 116,000	$ 117,000